Financial risk management (Tables)	12 Months Ended
Dec. 31, 2023
Lease liabilities
Schedule of net debt

		Cash and	Other
		cash	financial
	Leases	equivalents	assets	Total
Net debt as at January 1, 2022	(482,014)	20,484,836	17,145	20,019,967
Cash flows	288,076	(13,331,525)	(13,980)	(13,057,429)
Effect of modification to lease terms	(179,197)	—	—	(179,197)
Foreign exchange differences	—	(196,225)	—	(196,225)
Net debt as at December 31, 2022	(373,135)	6,957,086	3,165	6,587,116
Cash flows	281,793	(2,734,657)	(2,317)	(2,455,181)
Effect of modification to lease terms	(252,994)	—	—	(252,994)
Foreign exchange differences	—	(356,948)	—	(356,948)
Net debt as at December 31, 2023	(344,336)	3,865,481	848	3,521,993

Schedule of lease liabilities

			More	Total	Carrying
	Less than	1 to 5	than	cash out	amount
At December 31, 2023	1 Year	Years	5 Years	flows	liabilities
Lease Liabilities	293,399	72,350	—	365,749	344,336

			More	Total	Carrying
	Less than	1 to 5	than	cash out	amount
At December 31, 2022	1 Year	Years	5 Years	flows	liabilities
Lease Liabilities	305,294	90,684	—	395,978	373,135